Long-Term Debt (Long Term debt Maturities Schedule) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Maturities of Long-term Debt [Abstract]
2015	$ 0.2
2016	0.1
2017	0.1
2018	0
2019	637.0
Thereafter	1,362.4
Subtotal	1,999.8
Less: premium (discount)	22.7
Total outstanding debt	$ 2,022.5